Expense Example - FidelitySustainableMulti-AssetFund-RetailPRO - FidelitySustainableMulti-AssetFund-RetailPRO - Fidelity Sustainable Multi-Asset Fund - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	169
5 years	301
10 years	$ 683